Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005493
Average Annual Return [Line Items]
Average Annual Return, Percent		16.99%	8.65%	7.32%
Without Sales Load [Member] | C000005495
Average Annual Return [Line Items]
Average Annual Return, Percent		16.42%	8.11%	6.78%
Without Sales Load [Member] | C000005494
Average Annual Return [Line Items]
Average Annual Return, Percent		16.69%	8.37%	7.05%
Without Sales Load [Member] | C000244822
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.24%	7.77%	6.50%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.24%	7.77%	6.50%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.24%	7.77%	6.50%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%